Subsequent Events	12 Months Ended
Dec. 31, 2017
Subsequent Events [Abstract]
Subsequent Events

9.  SUBSEQUENT EVENTS

During the period from January 1, 2018 to March 19, 2018, subscriptions of $2,206,086 were made to the Trust and redemptions of $3,236,836 were made from the Trust. The Managing Owner has performed its evaluation of subsequent events through March 19, 2018, the date the financial statements were issued. Based on such evaluation, no further events were discovered that required adjustment to or disclosure in the financial statements.